SECURITIES AVAILABLE FOR SALE (Details 3) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Securities with unrealized losses
Less than 12 Months, Fair Value	$ 48,294,000	$ 64,224,293	$ 151,617,699
Less than 12 Months, Unrealized Loss	(431,000)	(775,084)	(8,244,315)
12 Months or More, Fair Value	60,193,000	73,550,973	10,996,617
12 Months or More, Unrealized Loss	(787,000)	(1,554,690)	(1,250,503)
Total, Fair Value	108,487,000	137,775,266	162,614,316
Total, Unrealized Loss	(1,218,000)	(2,329,774)	(9,494,818)
U.S. government agencies
Securities with unrealized losses
Less than 12 Months, Fair Value	11,592,000	12,527,691	57,203,132
Less than 12 Months, Unrealized Loss	(164,000)	(176,585)	(3,812,603)
12 Months or More, Fair Value	35,114,000	45,066,658	8,117,270
12 Months or More, Unrealized Loss	(315,000)	(960,155)	(882,730)
Total, Fair Value	46,706,000	57,594,349	65,320,402
Total, Unrealized Loss	(479,000)	(1,136,740)	(4,695,333)
Number of securities having unrealized losses		25
Aggregate depreciation from amortized cost (as a percent)		1.90%
States and political subdivisions
Securities with unrealized losses
Less than 12 Months, Fair Value	5,954,000	5,011,681	32,288,713
Less than 12 Months, Unrealized Loss	(65,000)	(26,826)	(2,105,793)
12 Months or More, Fair Value	9,413,000	9,737,756	2,879,347
12 Months or More, Unrealized Loss	(268,000)	(247,942)	(367,773)
Total, Fair Value	15,367,000	14,749,437	35,168,060
Total, Unrealized Loss	(333,000)	(274,768)	(2,473,566)
Number of securities having unrealized losses		27
Aggregate depreciation from amortized cost (as a percent)		1.80%
Mortgage-backed - residential
Securities with unrealized losses
Less than 12 Months, Fair Value	30,748,000	46,684,921	62,125,854
Less than 12 Months, Unrealized Loss	(202,000)	(571,673)	(2,325,919)
12 Months or More, Fair Value	15,666,000	18,746,559
12 Months or More, Unrealized Loss	(204,000)	(346,593)
Total, Fair Value	46,414,000	65,431,480	62,125,854
Total, Unrealized Loss	$ (406,000)	$ (918,266)	$ (2,325,919)
Number of securities having unrealized losses		31
Aggregate depreciation from amortized cost (as a percent)		1.30%